Subsequent events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	7 Months Ended
	Jul. 28, 2020	Jun. 30, 2020
Ship Mortgage Notes $670,000
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount		$ 9,000
Debt Instrument, Repurchase Amount		$ 5,338
Installemnt 3 - FY 2020 | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Jul. 28, 2020
Dividends Payable, Amount Per Share	$ 0.30
Dividends Payable, Date of Payment	Oct. 08, 2020
Dividends Payable, Date of Record	Sep. 04, 2020